Long-term debt (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 23, 2020	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Write-down of unamortized transaction costs	$ 3,817	$ 0
Premium paid on redemption of notes	7,252
Repayments of borrowings	400,000
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	400,000			$ 550,000
Senior secured revolving credit facilities [Member] | Peru [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations	24,796
Surety bonds issued to support reclamation obligations	20,000
Letters of credit	45,000
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations	90,295
Senior secured revolving credit facilities [Member] | Arizona [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations	8,591
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	1,200,000
Write-down of unamortized transaction costs	2,315
Repayments of borrowings	$ 400,000
Senior Notes Due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%
Repayments of borrowings	$ 400,000
Senior Notes Due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	$ 600,000
Borrowings, interest rate	7.625%
Senior Notes Due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	$ 600,000		$ 600,000
Borrowings, interest rate	6.125%		6.125%
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Write-down of unamortized transaction costs	$ 1,502